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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Thornmark Asset Management Inc.
Address: 119 Spadina Ave. #701
         Toronto, Ontario, Canada
         M5V 2L1

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Spagnolo
Title: Chief Operating Officer
Phone: (416) 204-6220

Signature, Place, and Date of Signing:


  /s/  Paul Spagnolo             Toronto, ON                February 10, 2010
----------------------   ----------------------------    -----------------------
     [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                              Form 13F SUMMARY PAGE


Report Summary: December 31, 2009

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           31

Form 13F Information Table Value Total: $ 141,106.01
                                         (thousands)


List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                          Market               Investment    Other         Voting
Name of Issuer                           Title of Class CUSIP     Value (x$1000)  Shares SH/PN Discretion Managers Authority Sole
--------------                           -------------- --------- -------------- ------- ----- ---------- -------- --------------
Select Sector SPDR - SBI Cons Discr      COM            81369Y407     $11,029.78 370,500    SH       Sole                 370,500
Microsoft Corp.                          COM            594918104     $10,516.45 345,028    SH       Sole                 345,028
SPDR Series Trust - S&P Homebuilders     COM            78464A888      $9,599.38 635,300    SH       Sole                 635,300
Hewlett-Packard Corp.                    COM            428236103      $9,081.21 176,300    SH       Sole                 176,300
Barrick Gold Corp.                       COM            067901108      $6,733.98 171,000    SH       Sole                 171,000
Intel Corp.                              COM            458140100      $6,715.68 329,200    SH       Sole                 329,200
Toronto-Dominion Bank                    COM            891160509      $6,441.34 102,700    SH       Sole                 102,700
Canadian Imperial Bank of Commerce       COM            136069101      $6,349.17  98,254    SH       Sole                  98,254
SPDR Gold Trust                          COM            78463V107      $5,462.08  50,900    SH       Sole                  50,900
Canadian Natural Resources               COM            136385101      $5,425.03  75,400    SH       Sole                  75,400
Potash Corp of Saskatchewan              COM            73755L107      $5,341.46  49,230    SH       Sole                  49,230
BCE Inc.                                 COM            05534B760      $5,143.74 186,300    SH       Sole                 186,300
Noble Corp.                              COM            H5833N103      $4,851.44 119,200    SH       Sole                 119,200
Bank of America Corp.                    COM            060505104      $4,796.61 318,500    SH       Sole                 318,500
Rogers Communications Inc. Class B       CL B           775109200      $4,568.22 147,362    SH       Sole                 147,362
CVS Caremark Corp                        COM            126650100      $4,058.46 126,000    SH       Sole                 126,000
Suncor Energy Inc.                       COM            867224107      $3,986.50 112,900    SH       Sole                 112,900
Diamond Offshore Drilling                COM            25271c102      $3,690.75  37,500    SH       Sole                  37,500
Monsanto Co.                             COM            61166W101      $3,493.18  42,730    SH       Sole                  42,730
Schlumberger Ltd                         COM            806857108      $3,410.72  52,400    SH       Sole                  52,400
TEVA Pharmaceutical                      COM            881624209      $3,112.37  55,400    SH       Sole                  55,400
CGI Group Inc. Class A                   CL A SUB VTG   39945C109      $2,986.59 220,250    SH       Sole                 220,250
Expedia Inc.                             COM            30212P105      $2,593.58 100,800    SH       Sole                 100,800
Reasearch in Motion                      COM            760975102      $2,235.57  33,100    SH       Sole                  33,100
TransCanada Corp.                        COM            89353D107      $2,213.43  64,400    SH       Sole                  64,400
Royal Bank of Canada                     COM            780087102      $2,200.91  41,100    SH       Sole                  41,100
Cal Dive International Inc.              COM            12802T101      $1,578.53 208,800    SH       Sole                 208,800
Bard (C.R.) Inc.                         COM            067383109      $1,448.94  18,600    SH       Sole                  18,600
Teck Cominco Ltd - Class B               CL B           878742204        $713.39  20,400    SH       Sole                  20,400
Select Sector SPDR - SBI Healthcare      COM            81369Y209        $674.22  21,700    SH       Sole                  21,700
Nexen Inc.                               COM            65334H102        $653.29  27,300    SH       Sole                  27,300